Stock-Based Compensation Expense Resulting from Stock Bonus and Incentive Plans (Detail) (Share Bonus and Incentive Plans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-Based Compensation Expense	$ 395	$ 210	$ 450
Cost of revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-Based Compensation Expense	10	0	5
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-Based Compensation Expense	8	10	19
Selling and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-Based Compensation Expense	311	80	90
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-Based Compensation Expense	$ 66	$ 120	$ 336